Bank Indebtedness - Summary of Company's Senior Credit Facility (Detail) - Senior Secured Notes [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 29, 2025	Mar. 30, 2024
Line of Credit Facility [Line Items]
Maximum borrowing outstanding during the year	$ 77,286	$ 69,051
Average outstanding balance during the year	$ 69,747	$ 61,507
Weighted average interest rate for the year	7.30%	7.80%
Effective interest rate at year-end	5.50%	7.70%